Shareholder Report, Holdings (Details) - C000219574 [Member]	Jun. 30, 2026
Materials Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	8.60%
Information Technology Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	20.50%
Industrial Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	35.30%
Consumer Discretionary Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	8.00%
Healthcare Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	13.60%
Financial Services Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	10.70%
Energy Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.40%